Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Life insurance fees, earned premiums and other
Net fee income, earned premiums and other were comprised of the following:

	For the years Ended December 31,
	2012	2011	2010
Gross fee income, earned premiums and other	$3,739	$4,147	$4,127
Reinsurance assumed	8	13	69
Reinsurance ceded	(698)	(733)	(759)
Net fee income, earned premiums and other	$3,049	$3,427	$3,437